SHARE-BASED COMPENSATION - Schedule of Outstanding Options For RSUs and DSUs (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per share)	$ 2.11	$ 1.82
Weighted average exercise price of stock options granted (in CA$ per share)	2.78	6.94
Weighted average exercise price of stock options forfeited (in CA$ per share)	10.79	6.91
Weighted average exercise price of stock options outstanding, end of year (in CA$ per share)	$ 1.65	$ 2.11
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of year (in shares) | shares	297,658	36,247
Granted (in shares) | shares	811,458	276,584
Forfeited (in shares) | shares	(211,876)	(15,173)
Number of units outstanding, end of year (in shares) | shares	897,240	297,658
Vested (in shares) | shares	0	0
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per share)	$ 8.35	$ 18.59
Weighted average exercise price of stock options granted (in CA$ per share)	2.75	6.93
Weighted average exercise price of stock options forfeited (in CA$ per share)	5.39	6.92
Weighted average exercise price of stock options outstanding, end of year (in CA$ per share)	3.99	8.35
Weighted average exercise price of stock options vested, end of year (in $CA per option)	$ 0	$ 0
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of year (in shares) | shares	301,091	18,755
Granted (in shares) | shares	478,884	284,362
Settled (in shares) | shares	0	2,026
Number of units outstanding, end of year (in shares) | shares	779,975	301,091
Vested (in shares) | shares	779,975	301,091
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per share)	$ 4.23	$ 14.07
Weighted average exercise price of stock options granted (in CA$ per share)	2.58	3.65
Weighted average exercise price of stock options settled (in CA$ per option)	0	14.07
Weighted average exercise price of stock options outstanding, end of year (in CA$ per share)	3.21	4.23
Weighted average exercise price of stock options vested, end of year (in $CA per option)	$ 3.21	$ 4.23